Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, for the nine months ended September 30, 2023 and 2024 were as follows:

	Foreign currency translation adjustments	Unrealized gains/(losses) on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Other comprehensive (loss)/income before reclassification	(379,755)	653	(379,102)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive (loss)/income	(379,755)	653	(379,102)
Other comprehensive income attributable to noncontrolling interests	(693)	—	(693)
Balance at September 30, 2023	1,506,523	(22,864)	1,483,659

Balance at December 31, 2023	1,722,931	(34,884)	1,688,047
Other comprehensive loss before reclassification	(248,331)	(57,531)	(305,862)
Amounts reclassified from accumulated other comprehensive income	—	6,583	6,583
Net current-period other comprehensive loss	(248,331)	(50,948)	(299,279)
Other comprehensive loss attributable to noncontrolling interests	224	—	224
Balance at September 30, 2024	1,474,824	(85,832)	1,388,992
Balance at September 30, 2024 in US$	210,161	(12,231)	197,930